Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000125912 | FR_922GGL908
Holdings [Line Items]
Percent of Net Asset Value	52.50%
C000125912 | FR_464287200
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000125912 | FR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000125912 | FR_91282CDN8
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000125912 | FR_922908363
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000125912 | FR_91282CGC9
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000125912 | FR_912810TM0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000125912 | FR_976826BQ9
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000125912 | FR_45866FAV6
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000125912 | FR_15189XBA5
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000125912 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	61.90%
C000125912 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000125912 | SectorConsumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000125912 | SectorU.S. Treasury
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000125912 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000125912 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000125912 | SectorCommunications
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000125912 | SectorConsumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000125912 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000125912 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000072676 | FR_91282CKT7
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000072676 | FR_91282CKQ3
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000072676 | FR_91282CKX8
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000072676 | FR_912810UB2
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000072676 | FR_91282CKV2
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000072676 | FR_912810UA4
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000072676 | FR_01F040677
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000072676 | FR_01F030678
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000072676 | FR_01F022675
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000072676 | FR_01F042673
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000072676 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000072676 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000072676 | SectorConsumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000072676 | SectorU.S. Treasury
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000072676 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000072676 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(17.70%)
C000072676 | SectorFederal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000072676 | SectorOther Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000072676 | SectorFederal Home Loan Mortgage Corporation
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000072676 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000072676 | SectorGovernment National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000072677 | FR_91282CKT7
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000072677 | FR_91282CKQ3
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000072677 | FR_91282CKX8
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000072677 | FR_912810UB2
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000072677 | FR_91282CKV2
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000072677 | FR_912810UA4
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000072677 | FR_01F040677
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000072677 | FR_01F030678
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000072677 | FR_01F022675
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000072677 | FR_01F042673
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000072677 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000072677 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000072677 | SectorConsumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000072677 | SectorU.S. Treasury
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000072677 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000072677 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(17.70%)
C000072677 | SectorFederal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000072677 | SectorOther Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000072677 | SectorFederal Home Loan Mortgage Corporation
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000072677 | SectorAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000072677 | SectorGovernment National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000140836 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000140836 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000140836 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000140836 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000140836 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000140836 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000140836 | FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000140836 | FR_620076307
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000140836 | FR_461202103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000140836 | FR_45866F104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000140836 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000140836 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000140836 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000140836 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000140836 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	44.90%
C000140836 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000140836 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000140836 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000140836 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000140836 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000140837 | FR_M2682V108
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000140837 | FR_70202L102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000140837 | FR_313855108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000140837 | FR_184496107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000140837 | FR_01741R102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000140837 | FR_683344105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000140837 | FR_92346J108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000140837 | FR_75700L108
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000140837 | FR_92511U102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000140837 | FR_002896207
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000140837 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000140837 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000140837 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000140837 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000140837 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000140837 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000140837 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000140837 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000140837 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000140837 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000162345 | FR_46429B697
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000162345 | FR_46429B689
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000162345 | FR_46429B663
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000162345 | FR_464286533
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000162345 | FR_46431W507
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000162345 | FR_464286806
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000162345 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000162345 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000004536 | FR_912797JS7_0.000000_2024-07-18
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000004536 | FR_912797KC0_0.000000_2024-08-22
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000004536 | FR_912797KL0_0.000000_2024-09-19
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000004536 | FR_912797GB7_0.000000_2024-07-11
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000004536 | FR_912796Y52_0.000000_2024-07-05
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000004536 | FR_912797JT5_0.000000_2024-07-25
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000004536 | FR_313384A33_0.000000_2024-07-31
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000004536 | FR_313396ZC0_0.000000_2024-07-08
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000004536 | FR_912797KB2_0.000000_2024-08-15_2
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000004536 | FR_912797GL5_0.000000_2024-09-05
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000004536 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000004536 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000004536 | SectorU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	91.60%
C000072678 | FR_969904101
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000072678 | FR_74624M102
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000072678 | FR_142339100
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000072678 | FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000072678 | FR_759509102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000072678 | FR_122017106
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000072678 | FR_526107107
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000072678 | FR_09061G101
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000072678 | FR_452327109
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000072678 | FR_562750109
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000072678 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000072678 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000072678 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000072678 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000072678 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000072678 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000072678 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000072678 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000072678 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000072678 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000072678 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000072679 | FR_969904101
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000072679 | FR_74624M102
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000072679 | FR_142339100
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000072679 | FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000072679 | FR_759509102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000072679 | FR_122017106
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000072679 | FR_526107107
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000072679 | FR_09061G101
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000072679 | FR_452327109
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000072679 | FR_562750109
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000072679 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000072679 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000072679 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000072679 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000072679 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000072679 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000072679 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000072679 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000072679 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000072679 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000072679 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000072680 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000072680 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000072680 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000072680 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000072680 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000072680 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000072680 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000072680 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000072680 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000072680 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000072680 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000072680 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000072680 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000072680 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000072680 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000072680 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000072680 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000072680 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000072680 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000072680 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000072680 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000072681 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000072681 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000072681 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000072681 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000072681 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000072681 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000072681 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000072681 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000072681 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000072681 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000072681 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000072681 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000072681 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000072681 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000072681 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000072681 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000072681 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000072681 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000072681 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000072681 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000072681 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000072687 | FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000072687 | FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000072687 | FR_253868103
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000072687 | FR_828806109
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000072687 | FR_03027X100
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000072687 | FR_46187W107
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000072687 | FR_46284V101
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000072687 | FR_22822V101
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000072687 | FR_78410G104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000072687 | FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000072687 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000072687 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000072687 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000072687 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	94.80%
C000072686 | FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000072686 | FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000072686 | FR_253868103
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000072686 | FR_828806109
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000072686 | FR_03027X100
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000072686 | FR_46187W107
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000072686 | FR_46284V101
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000072686 | FR_22822V101
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000072686 | FR_78410G104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000072686 | FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000072686 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000072686 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000072686 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000072686 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	94.80%
C000140840 | FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000140840 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000140840 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000140840 | FR_036752103
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000140840 | FR_49177J102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000140840 | FR_478160104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000140840 | FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000140840 | FR_337738108
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000140840 | FR_20825C104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000140840 | FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000140840 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000140840 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000140840 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000140840 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000140840 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000140840 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000140840 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000140840 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000140840 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000140840 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000140840 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000140838 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000140838 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000140838 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000140838 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000140838 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000140838 | FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000140838 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000140838 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000140838 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000140838 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000140838 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000140838 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000140838 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000140838 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000140838 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000140838 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000140838 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000140838 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000140838 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000140838 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000140838 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000140839 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000140839 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000140839 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000140839 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000140839 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000140839 | FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000140839 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000140839 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000140839 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000140839 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000140839 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000140839 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000140839 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000140839 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000140839 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000140839 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000140839 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000140839 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000140839 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000140839 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000140839 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%